Income tax (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	Year ended December 31,
	2022	2021
	$	$
Average statutory tax rate	27%	27%

Income (loss) before income taxes	40,809	(68,883)

Expected income tax (recovery) expense	11,018	(18,598)

Increase in income tax expense (recovery) resulting from:
Permanent differences:
Share of net (income) loss related to joint venture	(12,560)	13,913
Impairment (reversal) loss on equity investment in joint venture	(2,060)	2,060
Fair value adjustment and accretion on redeemable preferences shares	1,517	236
Impairment loss on exploration and evaluation assets	440	-
Share-based compensation	32	592
Other	2	95
True-up prior year balances	194	(170)
Effect of differences in tax rate in foreign jurisdictions	(110)	36
Change in unrecognized tax assets	1,529	1,862
Foreign exchange and other	(2)	(26)
Income tax expense	-	-

Disclosure of deferred taxes [Table Text Block]
	Year ended December 31,
	2022	2021
	$	$
Lease liability	85	113
Right-of-use asset	(85)	(113)
Total	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	Year ended December 31,
	2022	2021
	$	$
Property, plant and equipment	126	81
Share issuance costs	2	10
Investment in associate	275	275
Accounts payable and accrued liabilities	600	578
Lease liability	10	10
Capital losses	2,476	2,494
Non-capital losses carried forward	20,492	19,004
Total	23,981	22,452